Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Computer and office equipment	$ 13,678	¥ 99,255	¥ 99,255
Accumulated depreciation	(13,388)	(97,151)	(93,670)
Total	$ 290	¥ 2,104	¥ 5,585